UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3518

Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Managment Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2005

DTE-QTLY-0305

1.813077.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	$ 10,000	$ 10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.88% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	2,600	2,600
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.92%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	600	600
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series MS 947, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.88% (Liquidity Facility Danske Bank AS) (b)(d)	3,100	3,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.89%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,800	3,800
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500	2,500
		25,600
Alaska - 0.9%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,655	4,655
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,805	5,805
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,135	3,135
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (b)	5,700	5,700
		20,395
Arizona - 1.3%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.89% (Liquidity Facility Citibank NA) (b)(d)	1,295	1,295
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series MS 991, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	1,829	1,829
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.: - continued
Series 2003 B:
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	$ 1,000	$ 1,000
1.9% 4/8/05, LOC Dexia Cr. Local de France, CP	2,400	2,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,745	1,745
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 1.87%, LOC Branch Banking And Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series PT 1512, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Series ROC II R1003, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,985	3,985
Series SG 03 160, 1.88% (Liquidity Facility Societe Generale) (b)(d)	3,600	3,600
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 1.85%, LOC Fannie Mae, VRDN (b)	4,100	4,100
		30,654
California - 11.8%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS 923, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	3,105	3,105
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 03 19, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	6,930	6,930
Series FRRI 03 L11, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,200	4,200
Series FRRI 03 L12, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,200	2,200
Series Putters 395, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,655	16,655
California Econ. Recovery Participating VRDN Series ROC II R2114, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,160	5,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Participating VRDN:
Series LB 04 L71J, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 6,200	$ 6,200
Series Putters 132, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,490	2,490
Series Putters 245, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Series Putters 556Z, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,450	7,450
RAN 3% 6/30/05	19,000	19,097
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN:
Series EGL 03 42, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	14,300	14,300
Series SG 172, 1.86% (Liquidity Facility Societe Generale) (b)(d)	15,000	15,000
Series 2001, 2.1% 8/9/05, LOC Bank of America NA, CP	20,000	20,000
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.87%, VRDN (b)	2,200	2,200
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,185	3,185
Hacienda La Puente Unified School District Participating VRDN Series PT 1988, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000	6,000
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,960	9,960
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.05%, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	4,900	4,900
Series PA 1116, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,845	2,845
Series PT 1737, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,490	5,490
Series PT 1855, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,260	7,260
Series PT 2196, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,680	9,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Participating VRDN: - continued
Series Putters 487, 1.87% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	$ 12,785	$ 12,785
Series Putters 488, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,480	13,480
Series SG 162, 1.86% (Liquidity Facility Societe Generale) (b)(d)	6,500	6,500
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	5,995	5,995
Rancho Mirage Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2050, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000	4,000
San Diego Unified School District Participating VRDN Series MS 01 847, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	4,228	4,228
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series MS 02 749, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	6,995	6,995
Santa Rosa High School District Participating VRDN Series PT 2193, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,380	4,380
Univ. of California Revs. Participating VRDN:
Series MSDW 00 480, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	4,640	4,640
Series PA 1168, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,120	10,120
Series PT 1859, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,640	6,640
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series PT 2335, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,400	5,400
		269,230
Colorado - 0.9%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Catholic Health Initiatives Proj.) Series 2000, 1.87% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000	2,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.89% (Liquidity Facility Societe Generale) (b)(d)	6,800	6,800
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 2.08% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,215	4,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	$ 2,825	$ 2,825
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,000	2,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.95%, VRDN (b)	1,300	1,300
		20,140
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.12%, VRDN (b)	3,500	3,500
Series 1999 A, 2.05%, VRDN (b)	2,200	2,200
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,545	4,545
		10,245
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,885	1,885
TRAN 3.5% 9/30/05	20,300	20,488
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.93% (AMBAC Insured), VRDN (b)	3,575	3,575
(Defenders of Wildlife Proj.) 1.9%, LOC Bank of America NA, VRDN (b)	2,750	2,750
		28,698
Florida - 5.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.87% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	1,040	1,040
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.87% (Liquidity Facility Societe Generale) (b)(d)	1,210	1,210
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	13,000	13,000
Series EGL 01 0905, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN: - continued
Series MSTC 01 161, 1.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 3,300	$ 3,300
Series PA 969, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,095	3,095
Series PT 1223, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series Putters 692, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,450	4,450
Series SGA 00 102, 1.95% (Liquidity Facility Societe Generale) (b)(d)	11,580	11,580
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.87% (Liquidity Facility Societe Generale) (b)(d)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 1.92%, VRDN (b)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985, 1.93%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.87% (Liquidity Facility Citibank NA) (b)(d)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.98%, VRDN (b)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,085	2,085
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	750	750
Palm Beach County Rev. (Planned Parenthood Proj.) 1.89%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.975%, LOC Wachovia Bank NA, VRDN (b)	2,415	2,415
Port of Saint Lucie Util. Rev. Series A, 1.88% (MBIA Insured), VRDN (b)	10,000	10,000
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 2.05%, tender 6/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	4,700	4,700
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 1.88%, LOC Wachovia Bank NA, VRDN (b)	$ 2,000	$ 2,000
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS 972, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	3,630	3,630
		115,165
Georgia - 3.6%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A, 1.89% (Liquidity Facility Citibank NA) (b)(d)	4,700	4,700
Series MT 44, 1.88% (Liquidity Facility BNP Paribas SA) (b)(d)	3,625	3,625
Series Putters 513, 1.86% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	5,095	5,095
Series SGA 145, 1.89% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.89% (Liquidity Facility Societe Generale) (b)(d)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 1.86%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series MS 983, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	7,744	7,744
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Forsyth County School District Participating VRDN Series CDC 04 6, 1.89% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(d)	3,020	3,020
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series ROC II R2127, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,995	2,995
Georgia Gen. Oblig. Participating VRDN Series Putters 493, 1.86% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	24,325	24,325
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 1.85%, LOC Wachovia Bank NA, VRDN (b)	4,300	4,300
		80,804
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 01 594, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,395	2,395
Series PT 2301, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN: - continued
Series ROC II R 6035, 1.89% (Liquidity Facility Citibank NA) (b)(d)	$ 1,900	$ 1,900
Series ROC II R 6504, 1.89% (Liquidity Facility Citibank NA) (b)(d)	2,090	2,090
		9,685
Illinois - 6.4%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.94% (Liquidity Facility Bank of America NA) (b)(d)	3,400	3,400
Series ROC II R2168, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,185	2,185
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.99% (Liquidity Facility Citibank NA, New York) (b)(d)	2,500	2,500
Series PT 1592, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,850	5,850
Series PT 2359, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,750	1,750
Series PT 2361, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,680	2,680
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,285	1,285
Series MT 30, 1.88% (Liquidity Facility BNP Paribas SA) (b)(d)	3,760	3,760
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	1,200	1,200
Series PA 591, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,305	5,305
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.12%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Lyric Opera of Chicago Proj.) 1.85%, LOC JPMorgan Chase Bank, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	19,800	19,800
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 60, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	4,690	4,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. (Illinois College Proj.) 1.86%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 5,000	$ 5,000
Illinois Gen. Oblig.:
Bonds 5% 11/1/05	5,400	5,519
Participating VRDN:
Series MS 98 143, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	1,500	1,500
Series PT 2131, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,760	7,760
Series Putters 133, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	4,355	4,355
Series Putters 409, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,895	2,895
Series Putters 636, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,000	3,000
Series Putters 679, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,945	2,945
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.92% (Liquidity Facility Bank of America NA) (b)(d)	2,000	2,000
Series BA 04 A, 1.88% (Liquidity Facility Bank of America NA) (b)(d)	3,330	3,330
Series EGL 01 1306, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	1,600	1,600
Series Merlots 01 A86, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,770	3,770
Series Merlots 01 A93, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,660	3,660
Series Merlots 02 A24, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,965	4,965
Series SGB 10, 1.89% (Liquidity Facility Societe Generale) (b)(d)	7,745	7,745
Series SGB 19, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 896, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,800	3,800
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,106	1,106
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.24%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,350	1,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	$ 3,075	$ 3,075
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,585	2,585
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.98%, LOC JPMorgan Chase Bank, VRDN (b)	3,030	3,030
		144,775
Indiana - 3.2%
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,160	2,160
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,535	5,535
Indiana Bond Bank Participating VRDN Series ROC II R2079, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,430	2,430
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 1.87%, LOC JPMorgan Chase Bank, VRDN (b)	8,395	8,395
Indiana Trans. Fin. Auth. Hwy.:
Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (b)(d)(e)	2,000	2,000
Participating VRDN:
Series DB 112, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,230	5,230
Series DB 114, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,355	6,355
Series Merlots B21, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,155	4,155
Series PT 2189, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Series PT 2296, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,310	5,310
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,730	1,730
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,595	6,595
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. Series 2004 S, 1.88%, VRDN (b)	$ 2,825	$ 2,825
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,600	6,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L2, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,300	4,300
Series 1985 L3, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
		73,120
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,365	3,365
Kansas - 0.5%
Kansas Dept. of Trans. Hwy. Rev. Series 2004 C3, 1.82% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	7,000	7,000
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.88% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,805	1,805
		11,805
Kentucky - 1.1%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.9% tender 3/10/05, LOC Fifth Third Bank, Cincinnati, CP mode	5,700	5,700
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 1.85%, LOC Freddie Mac, VRDN (b)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,350	1,350
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.85% tender 4/7/05, CP mode	5,500	5,500
		25,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,065	$ 4,065
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 2% tender 3/1/05, CP mode	2,100	2,100
		6,165
Maine - 0.4%
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 1.86% (AMBAC Insured), VRDN (b)	5,000	5,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000	3,000
Series Putters 546, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,070	1,070
		9,070
Maryland - 1.2%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2% tender 2/4/05, LOC Wachovia Bank NA, CP mode	1,300	1,300
Baltimore County Gen. Oblig. Series 1995:
1.85% 3/2/05, CP	10,200	10,200
1.87% 3/11/05, CP	2,800	2,800
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.97% tender 2/15/05, LOC Wachovia Bank NA, CP mode	940	940
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 01 825, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Series MS 829, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	1,895	1,895
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	860	860
		26,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.3%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 1.87% (Liquidity Facility Citibank NA) (b)(d)	$ 4,200	$ 4,200
Series 2001 C, 1.88% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000	2,000
		6,200
Michigan - 3.6%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.92%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
Series PT 1844, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,965	3,965
Series PT 2158, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,475	2,475
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A103, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,200	1,200
Series SGB 47, 1.89% (Liquidity Facility Societe Generale) (b)(d)	5,110	5,110
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 1.87% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,400	6,400
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	17,235	17,235
Series Stars 101, 1.87% (Liquidity Facility BNP Paribas SA) (b)(d)	1,710	1,710
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 1.87% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 1.88%, LOC Standard Fed. Bank, VRDN (b)	2,000	2,000
1.88%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,000	12,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.35%, VRDN (b)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.): - continued
2.55%, VRDN (b)	$ 1,700	$ 1,700
Wyandotte City School District Participating VRDN Series PT 1790, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,900	2,900
		82,790
Minnesota - 1.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	3,100	3,100
Series MS 953, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Series ROC II 99 4, 1.89% (Liquidity Facility Citibank NA) (b)(d)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. (Gustavus Adolphus College Proj.) 1.87%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.9%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.89% (Liquidity Facility Citibank NA) (b)(d)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.89% (Liquidity Facility Citibank NA) (b)(d)	7,080	7,080
		31,735
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	1,100	1,100
Mississippi Gen. Oblig. Bonds 5% 11/1/05	3,000	3,069
		4,169
Missouri - 0.6%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,850	6,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,900	$ 3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	2,700	2,700
		13,450
Nebraska - 0.5%
Lincoln San. Swr. Rev. 1.85% 2/3/05 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Nebraska Pub. Pwr. District Rev. Series A, 1.85% 2/3/05, CP	4,000	4,000
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000	2,000
Series EGL 04 0009, 1.89% (Liquidity Facility Citibank NA) (b)(d)	2,560	2,560
		10,560
Nevada - 0.3%
Clark County Gen. Oblig. Participating VRDN Series MS 993, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	4,342	4,342
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.89% (Liquidity Facility Societe Generale) (b)(d)	2,500	2,500
		6,842
New Hampshire - 0.6%
Manchester Arpt. Rev. Series C, 1.86% (FSA Insured), VRDN (b)	4,800	4,800
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 1.87%, LOC Suntrust Bank, VRDN (b)	7,990	7,990
New Hampshire Health & Ed. Facilities Auth. Rev. RAN (Proctor Academy Proj.) Series J, 3% 4/28/05	1,500	1,504
		14,294
New Jersey - 2.8%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,200	22,200
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,000	16,000
Series PA 614, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,825	3,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series PT 2493, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 7,495	$ 7,495
Series PT 747, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500	3,500
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,000	1,000
Participating VRDN:
Series PT 1204, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,500	1,500
Series PT 1751, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Series PT 2402, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,900	3,900
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	1,685	1,685
		64,105
New Mexico - 0.4%
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
New York - 6.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,345	6,345
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 1098, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 04 41 Class A, 1.86% (Liquidity Facility Citibank NA) (b)(d)	15,005	15,005
Series PA 1083, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,545	13,545
New York City Gen. Oblig. Participating VRDN:
Series EGL 03 0016, 1.86% (Liquidity Facility Citibank NA, New York) (b)(d)	14,850	14,850
Series ROC II 251, 1.91% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,800	3,800
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.87%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (b)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 0015, 1.86% (Liquidity Facility Citibank NA) (b)(d)	$ 5,000	$ 5,000
Series EGL 04 33 Class A, 1.86% (Liquidity Facility Citibank NA) (b)(d)	8,500	8,500
Series EGL 04 36 Class A, 1.86% (Liquidity Facility Citibank NA) (b)(d)	3,400	3,400
Series EGL 04 37 Class A, 1.86% (Liquidity Facility Citibank NA) (b)(d)	2,640	2,640
Series PA 523, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,000	14,000
Series PT 2114, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,585	5,585
Series 1, 1.88% 3/3/05 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	18,300	18,300
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	1,460	1,460
Series PT 2090, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,540	3,540
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 03 0055, 1.86% (Liquidity Facility Citibank NA, New York) (b)(d)	6,000	6,000
Series Putters 304, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,990	1,990
		135,820
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	1,400	1,400
North Carolina - 1.5%
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 1.87%, LOC Branch Banking And Trust Co., VRDN (b)	5,900	5,900
(Greensboro College Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.86%, LOC Wachovia Bank NA, VRDN (b)	$ 7,300	$ 7,300
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN Series PT 2115, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,455	5,455
Orange Wtr. & Swr. Auth. Series 2004 B, 1.85% (Liquidity Facility Bank of America NA), VRDN (b)	6,500	6,500
		34,755
Ohio - 1.7%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 1.86%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,910	3,910
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 1.85%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,500	5,500
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.94%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,220	6,220
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	12,600	12,600
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 1996, 1.9%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	900	900
Series 1997, 1.9%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,800	2,800
Series B, 1.86%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
(The College of Mount Saint Joseph Proj.) 1.87%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,560	2,560
		39,490
Oklahoma - 0.6%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.86% (AMBAC Insured), VRDN (b)	13,600	13,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,500	$ 6,500
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.99% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,300	4,300
		10,800
Pennsylvania - 5.7%
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,800	2,800
(UPMC Children's Hosp. Proj.) Series 2004 A, 1.95%, VRDN (b)	5,600	5,600
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.88% (Liquidity Facility Citibank NA, New York) (b)(d)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.88%, LOC Allied Irish Banks PLC, VRDN (b)	5,100	5,100
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Middletown Area School District Gen. Oblig. 1.86% (FSA Insured), VRDN (b)	12,000	12,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Exelon Generation Co. LLC Proj.) Series 2001 B, 1.75% tender 3/4/05, LOC Wachovia Bank NA, CP mode	3,000	3,000
(Gaudenzia Foundation, Inc. Prog.) 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,110	4,110
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.87% (Liquidity Facility Societe Generale) (b)(d)	5,700	5,700
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters 05 2, 1.87% (Liquidity Facility BNP Paribas SA) (b)(d)	2,895	2,895
Pennsylvania Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.86%, LOC Wachovia Bank NA, VRDN (b)	2,900	2,900
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	$ 2,750	$ 2,750
Series Putters 371Z, 1.86% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,695	1,695
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 1.89%, tender 2/7/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,900	9,900
Philadelphia Auth. for Indl. Dev. Revs. (Pennsylvania Academy of Fine Arts Proj.) 1.86%, LOC Wachovia Bank NA, VRDN (b)	11,275	11,275
Philadelphia Gas Works Rev. Fifth Series A2, 1.85%, LOC Bank of Nova Scotia New York Agcy., LOC JPMorgan Chase Bank, VRDN (b)	3,400	3,400
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	5,330	5,330
TRAN 3% 6/30/05	9,640	9,690
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		130,045
South Carolina - 1.2%
Charleston County School District TAN 2.5% 4/15/05	5,700	5,707
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.9%, LOC Bank of America NA, VRDN (b)	1,000	1,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	7,200	7,200
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.9%, LOC Bank of America NA, VRDN (b)	5,550	5,550
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 1.89% (Liquidity Facility Citibank NA) (b)(d)	4,570	4,570
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.15% tender 2/8/05, CP mode	2,500	2,500
		26,527
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.5%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 2,800	$ 2,800
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.85%, LOC Bank of America NA, VRDN (b)	5,800	5,800
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,100	2,100
Knox County Health Edl. & Hsg. Facility Board Student Hsg. Rev. (Volunteer Student Hsg., LLC Proj.) 1.86%, LOC Wachovia Bank NA, VRDN (b)	4,050	4,050
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 1.85%, LOC Freddie Mac, VRDN (b)	13,425	13,425
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,000	2,000
		35,175
Texas - 15.4%
Austin Independent School District TRAN 1.95% 8/31/05	2,000	2,000
Austin Util. Sys. Rev.:
Series A, 1.86% 3/11/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
1.9% 4/8/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,755	4,755
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 517, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995	4,995
Boerne Independent School District Participating VRDN Series Putters 626, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	3,200	3,200
Dallas Independent School District Participating VRDN Series PT 2210, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,365	7,365
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.89% (Liquidity Facility Societe Generale) (b)(d)	$ 1,000	$ 1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.89% (Liquidity Facility Societe Generale) (b)(d)	4,000	4,000
Frisco Independent School District Participating VRDN Series DB 106, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,125	3,125
Granbury Independent School District Participating VRDN Series SG 129, 1.88% (Liquidity Facility Societe Generale) (b)(d)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,720	2,720
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	700	700
Harris County Flood District Cont. Ctfs. of Prtn. Series F, 1.92% 4/11/05, LOC Landesbank Hessen-Thuringen, CP	3,000	3,000
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	6,900	6,900
Series LB 04 L30J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,800	5,800
Series MSTC 01 126 Class A, 1.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	26,000	25,998
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.9% (MBIA Insured), VRDN (b)	3,400	3,400
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,530	3,530
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 1.88%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000	9,000
Series SG 03 161, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,525	5,525
Series ROC II 2084, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,520	2,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig. Participating VRDN:
Series PT 969, 1.88% (Liquidity Facility DEPFA BANK PLC) (b)(d)	$ 8,200	$ 8,200
Series ROC II R242, 1.89% (Liquidity Facility Citibank NA) (b)(d)	3,875	3,875
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	5,650	5,650
Houston Util. Sys. Rev. Participating VRDN:
Series Merlots 04 C37, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,140	9,140
Series PT 2243, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,160	7,160
Series Putters 527, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,170	3,170
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 120, 1.88% (Liquidity Facility Societe Generale) (b)(d)	2,000	2,000
Hunt Memorial Hosp. District Rev. Series 1998, 1.9% (FSA Insured), VRDN (b)	4,670	4,670
Katy Independent School District Series 2004 C, 1.85% (Permanent School Fund of Texas Guaranteed), VRDN (b)	7,800	7,800
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,260	4,260
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,725	1,725
Northside Independent School District Participating VRDN Series PT 2329, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,645	4,645
Pearland Independent School District Participating VRDN Series SG 106, 1.88% (Liquidity Facility Societe Generale) (b)(d)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,680	1,680
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.89% (Liquidity Facility Societe Generale) (b)(d)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,645	6,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	$ 9,995	$ 9,995
Series SG 101, 1.88% (Liquidity Facility Societe Generale) (b)(d)	2,700	2,700
Series SG 104, 1.88% (Liquidity Facility Societe Generale) (b)(d)	12,250	12,250
Series SG 105, 1.88% (Liquidity Facility Societe Generale) (b)(d)	11,700	11,700
1.88% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 1.89%, tender 2/7/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,000	1,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	5,805	5,805
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.9%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Sunnyvale School District Participating VRDN Series Putters 619, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	3,615	3,615
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 1.88% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	7,995	7,995
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 1.85%, LOC Freddie Mac, VRDN (b)	15,750	15,750
Texas Gen. Oblig. Participating VRDN:
Series EGL 03 0026, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	2,400	2,400
Series LB 04 L60J, 1.83% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,000	6,000
Series LB 04 L61J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	18,375	18,375
Series LB 04 L62J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,600	3,600
Series LB 04 L66, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,400	3,400
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.88% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,045	4,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.95% (Liquidity Facility Societe Generale) (b)(d)	$ 10,000	$ 10,000
Univ. of Texas Univ. Revs. Participating VRDN Series Putters 581, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	3,895	3,895
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,860	2,860
		349,838
Utah - 2.1%
Emery County Poll. Cont. Rev. (Pacificorp. Proj.) Series 1991, 1.85%, LOC Cr. Suisse First Boston Bank, VRDN (b)	9,350	9,350
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000	4,000
Series MS 00 409, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	1,535	1,535
Series MS 175, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	16,495	16,495
Salt Lake City Assessment Rev. (Gateway Proj.) 1.85%, LOC Citibank NA, New York, VRDN (b)	1,400	1,400
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,345	6,345
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,160	5,160
		46,775
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.86%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Virginia - 2.2%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,595	1,595
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.86% tender 2/10/05, CP mode	$ 4,000	$ 4,000
1.92% tender 2/15/05, CP mode	4,000	4,000
1.92% tender 2/17/05, CP mode	1,000	1,000
1.92% tender 2/18/05, CP mode	4,000	4,000
1.95% tender 3/4/05, CP mode	4,000	4,000
2.03% tender 3/15/05, CP mode	1,000	1,000
Series 1987, 2.05% tender 3/4/05, CP mode	500	500
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apartments Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	4,300	4,300
Norfolk Indl. Dev. Auth. Rev. (Children's Hosp. of the King's Daughters, Inc. Proj.) 1.85%, LOC Wachovia Bank NA, VRDN (b)	4,695	4,695
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 1.88%, VRDN (b)	17,350	17,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,300	2,300
		50,040
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,765	2,765
Series PT 734, 1.88% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,000	7,000
Series ROC II R152, 1.89% (Liquidity Facility Citibank NA) (b)(d)	2,230	2,230
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,320	5,320
King County School District #145 Kent Participating VRDN Series PT 2449, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,540	4,540
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,995	2,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	$ 5,000	$ 5,000
Port of Seattle Rev. Series 2001 A1, 1.78% 3/4/05, LOC Bank of America NA, CP	11,490	11,490
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	3,970	3,970
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.9%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Washington Gen. Oblig. Participating VRDN:
Series Putters 509, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Series SGA 35, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Series SGB 09, 1.89% (Liquidity Facility Societe Generale) (b)(d)	900	900
Series SGB 11, 1.89% (Liquidity Facility Societe Generale) (b)(d)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,000	3,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.9%, LOC Bank of America NA, VRDN (b)	2,715	2,715
		73,785
West Virginia - 0.1%
West Virginia Univ. Revs. Participating VRDN Series Putters 698, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,400	2,400
Wisconsin - 1.8%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,800	2,800
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,575	3,575
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,495	2,495
Series MS 901, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	5,245	5,245
Series PT 2502, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,045	8,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Participating VRDN: - continued
Series PT 967, 1.88% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	$ 8,925	$ 8,925
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 917, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	5,560	5,560
Series Putters 399, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,245	3,245
		39,890
	Shares
Other - 0.7%
Fidelity Tax-Free Cash Central Fund, 1.83% (a)(c)	15,986,800	15,987
TOTAL INVESTMENT PORTFOLIO - 95.3%		2,166,208
NET OTHER ASSETS - 4.7%		106,728
NET ASSETS - 100%		$ 2,272,936
Total Cost for Federal Income Tax Purposes $ 2,166,208
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,970,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 2,000
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 2,825
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 1,100
Security	Acquisition Date	Cost (000s)
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/04	$ 1,000
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 3,970
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	7/16/04	$ 3,075

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

January 31, 2005

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

FTF-QTLY-0305

1.813260.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	$ 10,000	$ 10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.88% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	2,600	2,600
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.92%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	600	600
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series MS 947, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.88% (Liquidity Facility Danske Bank AS) (b)(d)	3,100	3,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.89%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,800	3,800
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500	2,500
		25,600
Alaska - 0.9%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,655	4,655
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,805	5,805
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,135	3,135
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (b)	5,700	5,700
		20,395
Arizona - 1.3%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.89% (Liquidity Facility Citibank NA) (b)(d)	1,295	1,295
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series MS 991, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	1,829	1,829
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.: - continued
Series 2003 B:
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	$ 1,000	$ 1,000
1.9% 4/8/05, LOC Dexia Cr. Local de France, CP	2,400	2,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,745	1,745
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 1.87%, LOC Branch Banking And Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series PT 1512, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Series ROC II R1003, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,985	3,985
Series SG 03 160, 1.88% (Liquidity Facility Societe Generale) (b)(d)	3,600	3,600
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 1.85%, LOC Fannie Mae, VRDN (b)	4,100	4,100
		30,654
California - 11.8%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS 923, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	3,105	3,105
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 03 19, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	6,930	6,930
Series FRRI 03 L11, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,200	4,200
Series FRRI 03 L12, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,200	2,200
Series Putters 395, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,655	16,655
California Econ. Recovery Participating VRDN Series ROC II R2114, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,160	5,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Participating VRDN:
Series LB 04 L71J, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 6,200	$ 6,200
Series Putters 132, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,490	2,490
Series Putters 245, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Series Putters 556Z, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,450	7,450
RAN 3% 6/30/05	19,000	19,097
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN:
Series EGL 03 42, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	14,300	14,300
Series SG 172, 1.86% (Liquidity Facility Societe Generale) (b)(d)	15,000	15,000
Series 2001, 2.1% 8/9/05, LOC Bank of America NA, CP	20,000	20,000
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.87%, VRDN (b)	2,200	2,200
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,185	3,185
Hacienda La Puente Unified School District Participating VRDN Series PT 1988, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000	6,000
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,960	9,960
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.05%, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	4,900	4,900
Series PA 1116, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,845	2,845
Series PT 1737, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,490	5,490
Series PT 1855, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,260	7,260
Series PT 2196, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,680	9,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Participating VRDN: - continued
Series Putters 487, 1.87% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	$ 12,785	$ 12,785
Series Putters 488, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,480	13,480
Series SG 162, 1.86% (Liquidity Facility Societe Generale) (b)(d)	6,500	6,500
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	5,995	5,995
Rancho Mirage Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2050, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000	4,000
San Diego Unified School District Participating VRDN Series MS 01 847, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	4,228	4,228
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series MS 02 749, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	6,995	6,995
Santa Rosa High School District Participating VRDN Series PT 2193, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,380	4,380
Univ. of California Revs. Participating VRDN:
Series MSDW 00 480, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	4,640	4,640
Series PA 1168, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,120	10,120
Series PT 1859, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,640	6,640
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series PT 2335, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,400	5,400
		269,230
Colorado - 0.9%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Catholic Health Initiatives Proj.) Series 2000, 1.87% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000	2,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.89% (Liquidity Facility Societe Generale) (b)(d)	6,800	6,800
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 2.08% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,215	4,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	$ 2,825	$ 2,825
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,000	2,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.95%, VRDN (b)	1,300	1,300
		20,140
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.12%, VRDN (b)	3,500	3,500
Series 1999 A, 2.05%, VRDN (b)	2,200	2,200
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,545	4,545
		10,245
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,885	1,885
TRAN 3.5% 9/30/05	20,300	20,488
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.93% (AMBAC Insured), VRDN (b)	3,575	3,575
(Defenders of Wildlife Proj.) 1.9%, LOC Bank of America NA, VRDN (b)	2,750	2,750
		28,698
Florida - 5.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.87% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	1,040	1,040
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.87% (Liquidity Facility Societe Generale) (b)(d)	1,210	1,210
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	13,000	13,000
Series EGL 01 0905, 1.87% (Liquidity Facility Citibank NA, New York) (b)(d)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN: - continued
Series MSTC 01 161, 1.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 3,300	$ 3,300
Series PA 969, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,095	3,095
Series PT 1223, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series Putters 692, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,450	4,450
Series SGA 00 102, 1.95% (Liquidity Facility Societe Generale) (b)(d)	11,580	11,580
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.87% (Liquidity Facility Societe Generale) (b)(d)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 1.92%, VRDN (b)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985, 1.93%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.87% (Liquidity Facility Citibank NA) (b)(d)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.98%, VRDN (b)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,085	2,085
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	750	750
Palm Beach County Rev. (Planned Parenthood Proj.) 1.89%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.975%, LOC Wachovia Bank NA, VRDN (b)	2,415	2,415
Port of Saint Lucie Util. Rev. Series A, 1.88% (MBIA Insured), VRDN (b)	10,000	10,000
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 2.05%, tender 6/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	4,700	4,700
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 1.88%, LOC Wachovia Bank NA, VRDN (b)	$ 2,000	$ 2,000
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS 972, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	3,630	3,630
		115,165
Georgia - 3.6%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A, 1.89% (Liquidity Facility Citibank NA) (b)(d)	4,700	4,700
Series MT 44, 1.88% (Liquidity Facility BNP Paribas SA) (b)(d)	3,625	3,625
Series Putters 513, 1.86% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	5,095	5,095
Series SGA 145, 1.89% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.89% (Liquidity Facility Societe Generale) (b)(d)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 1.86%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series MS 983, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	7,744	7,744
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Forsyth County School District Participating VRDN Series CDC 04 6, 1.89% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(d)	3,020	3,020
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series ROC II R2127, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,995	2,995
Georgia Gen. Oblig. Participating VRDN Series Putters 493, 1.86% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	24,325	24,325
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 1.85%, LOC Wachovia Bank NA, VRDN (b)	4,300	4,300
		80,804
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 01 594, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,395	2,395
Series PT 2301, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN: - continued
Series ROC II R 6035, 1.89% (Liquidity Facility Citibank NA) (b)(d)	$ 1,900	$ 1,900
Series ROC II R 6504, 1.89% (Liquidity Facility Citibank NA) (b)(d)	2,090	2,090
		9,685
Illinois - 6.4%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.94% (Liquidity Facility Bank of America NA) (b)(d)	3,400	3,400
Series ROC II R2168, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,185	2,185
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.99% (Liquidity Facility Citibank NA, New York) (b)(d)	2,500	2,500
Series PT 1592, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,850	5,850
Series PT 2359, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,750	1,750
Series PT 2361, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,680	2,680
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,285	1,285
Series MT 30, 1.88% (Liquidity Facility BNP Paribas SA) (b)(d)	3,760	3,760
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	1,200	1,200
Series PA 591, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,305	5,305
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.12%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Lyric Opera of Chicago Proj.) 1.85%, LOC JPMorgan Chase Bank, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	19,800	19,800
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 60, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	4,690	4,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. (Illinois College Proj.) 1.86%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 5,000	$ 5,000
Illinois Gen. Oblig.:
Bonds 5% 11/1/05	5,400	5,519
Participating VRDN:
Series MS 98 143, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	1,500	1,500
Series PT 2131, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,760	7,760
Series Putters 133, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	4,355	4,355
Series Putters 409, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,895	2,895
Series Putters 636, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,000	3,000
Series Putters 679, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,945	2,945
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.92% (Liquidity Facility Bank of America NA) (b)(d)	2,000	2,000
Series BA 04 A, 1.88% (Liquidity Facility Bank of America NA) (b)(d)	3,330	3,330
Series EGL 01 1306, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	1,600	1,600
Series Merlots 01 A86, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,770	3,770
Series Merlots 01 A93, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,660	3,660
Series Merlots 02 A24, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,965	4,965
Series SGB 10, 1.89% (Liquidity Facility Societe Generale) (b)(d)	7,745	7,745
Series SGB 19, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 896, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,800	3,800
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,106	1,106
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.24%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,350	1,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	$ 3,075	$ 3,075
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,585	2,585
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.98%, LOC JPMorgan Chase Bank, VRDN (b)	3,030	3,030
		144,775
Indiana - 3.2%
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,160	2,160
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,535	5,535
Indiana Bond Bank Participating VRDN Series ROC II R2079, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,430	2,430
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 1.87%, LOC JPMorgan Chase Bank, VRDN (b)	8,395	8,395
Indiana Trans. Fin. Auth. Hwy.:
Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (b)(d)(e)	2,000	2,000
Participating VRDN:
Series DB 112, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,230	5,230
Series DB 114, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,355	6,355
Series Merlots B21, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,155	4,155
Series PT 2189, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Series PT 2296, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,310	5,310
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,730	1,730
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,595	6,595
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. Series 2004 S, 1.88%, VRDN (b)	$ 2,825	$ 2,825
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,600	6,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L2, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,300	4,300
Series 1985 L3, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
		73,120
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,365	3,365
Kansas - 0.5%
Kansas Dept. of Trans. Hwy. Rev. Series 2004 C3, 1.82% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	7,000	7,000
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.88% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,805	1,805
		11,805
Kentucky - 1.1%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.9% tender 3/10/05, LOC Fifth Third Bank, Cincinnati, CP mode	5,700	5,700
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 1.85%, LOC Freddie Mac, VRDN (b)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,350	1,350
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.85% tender 4/7/05, CP mode	5,500	5,500
		25,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,065	$ 4,065
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 2% tender 3/1/05, CP mode	2,100	2,100
		6,165
Maine - 0.4%
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 1.86% (AMBAC Insured), VRDN (b)	5,000	5,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000	3,000
Series Putters 546, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,070	1,070
		9,070
Maryland - 1.2%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2% tender 2/4/05, LOC Wachovia Bank NA, CP mode	1,300	1,300
Baltimore County Gen. Oblig. Series 1995:
1.85% 3/2/05, CP	10,200	10,200
1.87% 3/11/05, CP	2,800	2,800
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.97% tender 2/15/05, LOC Wachovia Bank NA, CP mode	940	940
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 01 825, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Series MS 829, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	1,895	1,895
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	860	860
		26,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.3%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 1.87% (Liquidity Facility Citibank NA) (b)(d)	$ 4,200	$ 4,200
Series 2001 C, 1.88% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000	2,000
		6,200
Michigan - 3.6%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.92%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
Series PT 1844, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,965	3,965
Series PT 2158, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,475	2,475
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A103, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,200	1,200
Series SGB 47, 1.89% (Liquidity Facility Societe Generale) (b)(d)	5,110	5,110
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 1.87% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,400	6,400
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	17,235	17,235
Series Stars 101, 1.87% (Liquidity Facility BNP Paribas SA) (b)(d)	1,710	1,710
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 1.87% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 1.88%, LOC Standard Fed. Bank, VRDN (b)	2,000	2,000
1.88%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,000	12,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.35%, VRDN (b)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.): - continued
2.55%, VRDN (b)	$ 1,700	$ 1,700
Wyandotte City School District Participating VRDN Series PT 1790, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,900	2,900
		82,790
Minnesota - 1.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	3,100	3,100
Series MS 953, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Series ROC II 99 4, 1.89% (Liquidity Facility Citibank NA) (b)(d)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. (Gustavus Adolphus College Proj.) 1.87%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.9%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.89% (Liquidity Facility Citibank NA) (b)(d)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.89% (Liquidity Facility Citibank NA) (b)(d)	7,080	7,080
		31,735
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	1,100	1,100
Mississippi Gen. Oblig. Bonds 5% 11/1/05	3,000	3,069
		4,169
Missouri - 0.6%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,850	6,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,900	$ 3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	2,700	2,700
		13,450
Nebraska - 0.5%
Lincoln San. Swr. Rev. 1.85% 2/3/05 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Nebraska Pub. Pwr. District Rev. Series A, 1.85% 2/3/05, CP	4,000	4,000
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000	2,000
Series EGL 04 0009, 1.89% (Liquidity Facility Citibank NA) (b)(d)	2,560	2,560
		10,560
Nevada - 0.3%
Clark County Gen. Oblig. Participating VRDN Series MS 993, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	4,342	4,342
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.89% (Liquidity Facility Societe Generale) (b)(d)	2,500	2,500
		6,842
New Hampshire - 0.6%
Manchester Arpt. Rev. Series C, 1.86% (FSA Insured), VRDN (b)	4,800	4,800
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 1.87%, LOC Suntrust Bank, VRDN (b)	7,990	7,990
New Hampshire Health & Ed. Facilities Auth. Rev. RAN (Proctor Academy Proj.) Series J, 3% 4/28/05	1,500	1,504
		14,294
New Jersey - 2.8%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,200	22,200
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,000	16,000
Series PA 614, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,825	3,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series PT 2493, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 7,495	$ 7,495
Series PT 747, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500	3,500
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,000	1,000
Participating VRDN:
Series PT 1204, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,500	1,500
Series PT 1751, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Series PT 2402, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,900	3,900
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	1,685	1,685
		64,105
New Mexico - 0.4%
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
New York - 6.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,345	6,345
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 1098, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 04 41 Class A, 1.86% (Liquidity Facility Citibank NA) (b)(d)	15,005	15,005
Series PA 1083, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,545	13,545
New York City Gen. Oblig. Participating VRDN:
Series EGL 03 0016, 1.86% (Liquidity Facility Citibank NA, New York) (b)(d)	14,850	14,850
Series ROC II 251, 1.91% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,800	3,800
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.87%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (b)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 0015, 1.86% (Liquidity Facility Citibank NA) (b)(d)	$ 5,000	$ 5,000
Series EGL 04 33 Class A, 1.86% (Liquidity Facility Citibank NA) (b)(d)	8,500	8,500
Series EGL 04 36 Class A, 1.86% (Liquidity Facility Citibank NA) (b)(d)	3,400	3,400
Series EGL 04 37 Class A, 1.86% (Liquidity Facility Citibank NA) (b)(d)	2,640	2,640
Series PA 523, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,000	14,000
Series PT 2114, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,585	5,585
Series 1, 1.88% 3/3/05 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	18,300	18,300
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	1,460	1,460
Series PT 2090, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,540	3,540
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 03 0055, 1.86% (Liquidity Facility Citibank NA, New York) (b)(d)	6,000	6,000
Series Putters 304, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,990	1,990
		135,820
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	1,400	1,400
North Carolina - 1.5%
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 1.87%, LOC Branch Banking And Trust Co., VRDN (b)	5,900	5,900
(Greensboro College Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.86%, LOC Wachovia Bank NA, VRDN (b)	$ 7,300	$ 7,300
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN Series PT 2115, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,455	5,455
Orange Wtr. & Swr. Auth. Series 2004 B, 1.85% (Liquidity Facility Bank of America NA), VRDN (b)	6,500	6,500
		34,755
Ohio - 1.7%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 1.86%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,910	3,910
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 1.85%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,500	5,500
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.94%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,220	6,220
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	12,600	12,600
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 1996, 1.9%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	900	900
Series 1997, 1.9%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,800	2,800
Series B, 1.86%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
(The College of Mount Saint Joseph Proj.) 1.87%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,560	2,560
		39,490
Oklahoma - 0.6%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.86% (AMBAC Insured), VRDN (b)	13,600	13,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,500	$ 6,500
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.99% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,300	4,300
		10,800
Pennsylvania - 5.7%
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,800	2,800
(UPMC Children's Hosp. Proj.) Series 2004 A, 1.95%, VRDN (b)	5,600	5,600
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.88% (Liquidity Facility Citibank NA, New York) (b)(d)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.88%, LOC Allied Irish Banks PLC, VRDN (b)	5,100	5,100
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Middletown Area School District Gen. Oblig. 1.86% (FSA Insured), VRDN (b)	12,000	12,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Exelon Generation Co. LLC Proj.) Series 2001 B, 1.75% tender 3/4/05, LOC Wachovia Bank NA, CP mode	3,000	3,000
(Gaudenzia Foundation, Inc. Prog.) 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,110	4,110
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.87% (Liquidity Facility Societe Generale) (b)(d)	5,700	5,700
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters 05 2, 1.87% (Liquidity Facility BNP Paribas SA) (b)(d)	2,895	2,895
Pennsylvania Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.86%, LOC Wachovia Bank NA, VRDN (b)	2,900	2,900
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	$ 2,750	$ 2,750
Series Putters 371Z, 1.86% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,695	1,695
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 1.89%, tender 2/7/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,900	9,900
Philadelphia Auth. for Indl. Dev. Revs. (Pennsylvania Academy of Fine Arts Proj.) 1.86%, LOC Wachovia Bank NA, VRDN (b)	11,275	11,275
Philadelphia Gas Works Rev. Fifth Series A2, 1.85%, LOC Bank of Nova Scotia New York Agcy., LOC JPMorgan Chase Bank, VRDN (b)	3,400	3,400
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	5,330	5,330
TRAN 3% 6/30/05	9,640	9,690
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 1.87%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		130,045
South Carolina - 1.2%
Charleston County School District TAN 2.5% 4/15/05	5,700	5,707
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.9%, LOC Bank of America NA, VRDN (b)	1,000	1,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	7,200	7,200
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.9%, LOC Bank of America NA, VRDN (b)	5,550	5,550
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 1.89% (Liquidity Facility Citibank NA) (b)(d)	4,570	4,570
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.15% tender 2/8/05, CP mode	2,500	2,500
		26,527
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.5%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 2,800	$ 2,800
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.85%, LOC Bank of America NA, VRDN (b)	5,800	5,800
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,100	2,100
Knox County Health Edl. & Hsg. Facility Board Student Hsg. Rev. (Volunteer Student Hsg., LLC Proj.) 1.86%, LOC Wachovia Bank NA, VRDN (b)	4,050	4,050
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 1.85%, LOC Freddie Mac, VRDN (b)	13,425	13,425
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,000	2,000
		35,175
Texas - 15.4%
Austin Independent School District TRAN 1.95% 8/31/05	2,000	2,000
Austin Util. Sys. Rev.:
Series A, 1.86% 3/11/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
1.9% 4/8/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,755	4,755
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 517, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995	4,995
Boerne Independent School District Participating VRDN Series Putters 626, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	3,200	3,200
Dallas Independent School District Participating VRDN Series PT 2210, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,365	7,365
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.89% (Liquidity Facility Societe Generale) (b)(d)	$ 1,000	$ 1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.89% (Liquidity Facility Societe Generale) (b)(d)	4,000	4,000
Frisco Independent School District Participating VRDN Series DB 106, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,125	3,125
Granbury Independent School District Participating VRDN Series SG 129, 1.88% (Liquidity Facility Societe Generale) (b)(d)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,720	2,720
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.9%, LOC JPMorgan Chase Bank, VRDN (b)	700	700
Harris County Flood District Cont. Ctfs. of Prtn. Series F, 1.92% 4/11/05, LOC Landesbank Hessen-Thuringen, CP	3,000	3,000
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	6,900	6,900
Series LB 04 L30J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,800	5,800
Series MSTC 01 126 Class A, 1.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	26,000	25,998
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.9% (MBIA Insured), VRDN (b)	3,400	3,400
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,530	3,530
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 1.88%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000	9,000
Series SG 03 161, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,525	5,525
Series ROC II 2084, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,520	2,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig. Participating VRDN:
Series PT 969, 1.88% (Liquidity Facility DEPFA BANK PLC) (b)(d)	$ 8,200	$ 8,200
Series ROC II R242, 1.89% (Liquidity Facility Citibank NA) (b)(d)	3,875	3,875
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	5,650	5,650
Houston Util. Sys. Rev. Participating VRDN:
Series Merlots 04 C37, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,140	9,140
Series PT 2243, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,160	7,160
Series Putters 527, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,170	3,170
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 120, 1.88% (Liquidity Facility Societe Generale) (b)(d)	2,000	2,000
Hunt Memorial Hosp. District Rev. Series 1998, 1.9% (FSA Insured), VRDN (b)	4,670	4,670
Katy Independent School District Series 2004 C, 1.85% (Permanent School Fund of Texas Guaranteed), VRDN (b)	7,800	7,800
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,260	4,260
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,725	1,725
Northside Independent School District Participating VRDN Series PT 2329, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,645	4,645
Pearland Independent School District Participating VRDN Series SG 106, 1.88% (Liquidity Facility Societe Generale) (b)(d)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,680	1,680
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.89% (Liquidity Facility Societe Generale) (b)(d)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,645	6,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	$ 9,995	$ 9,995
Series SG 101, 1.88% (Liquidity Facility Societe Generale) (b)(d)	2,700	2,700
Series SG 104, 1.88% (Liquidity Facility Societe Generale) (b)(d)	12,250	12,250
Series SG 105, 1.88% (Liquidity Facility Societe Generale) (b)(d)	11,700	11,700
1.88% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 1.89%, tender 2/7/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,000	1,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	5,805	5,805
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.9%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Sunnyvale School District Participating VRDN Series Putters 619, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	3,615	3,615
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 1.88% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	7,995	7,995
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 1.85%, LOC Freddie Mac, VRDN (b)	15,750	15,750
Texas Gen. Oblig. Participating VRDN:
Series EGL 03 0026, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	2,400	2,400
Series LB 04 L60J, 1.83% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,000	6,000
Series LB 04 L61J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	18,375	18,375
Series LB 04 L62J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,600	3,600
Series LB 04 L66, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,400	3,400
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.88% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,045	4,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.95% (Liquidity Facility Societe Generale) (b)(d)	$ 10,000	$ 10,000
Univ. of Texas Univ. Revs. Participating VRDN Series Putters 581, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	3,895	3,895
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,860	2,860
		349,838
Utah - 2.1%
Emery County Poll. Cont. Rev. (Pacificorp. Proj.) Series 1991, 1.85%, LOC Cr. Suisse First Boston Bank, VRDN (b)	9,350	9,350
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000	4,000
Series MS 00 409, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	1,535	1,535
Series MS 175, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	16,495	16,495
Salt Lake City Assessment Rev. (Gateway Proj.) 1.85%, LOC Citibank NA, New York, VRDN (b)	1,400	1,400
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,345	6,345
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,160	5,160
		46,775
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.86%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Virginia - 2.2%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.91% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,595	1,595
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.86% tender 2/10/05, CP mode	$ 4,000	$ 4,000
1.92% tender 2/15/05, CP mode	4,000	4,000
1.92% tender 2/17/05, CP mode	1,000	1,000
1.92% tender 2/18/05, CP mode	4,000	4,000
1.95% tender 3/4/05, CP mode	4,000	4,000
2.03% tender 3/15/05, CP mode	1,000	1,000
Series 1987, 2.05% tender 3/4/05, CP mode	500	500
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apartments Proj.) 1.85%, LOC Bank of America NA, VRDN (b)	4,300	4,300
Norfolk Indl. Dev. Auth. Rev. (Children's Hosp. of the King's Daughters, Inc. Proj.) 1.85%, LOC Wachovia Bank NA, VRDN (b)	4,695	4,695
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 1.88%, VRDN (b)	17,350	17,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,300	2,300
		50,040
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,765	2,765
Series PT 734, 1.88% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,000	7,000
Series ROC II R152, 1.89% (Liquidity Facility Citibank NA) (b)(d)	2,230	2,230
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,320	5,320
King County School District #145 Kent Participating VRDN Series PT 2449, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,540	4,540
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,995	2,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	$ 5,000	$ 5,000
Port of Seattle Rev. Series 2001 A1, 1.78% 3/4/05, LOC Bank of America NA, CP	11,490	11,490
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	3,970	3,970
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.9%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Washington Gen. Oblig. Participating VRDN:
Series Putters 509, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Series SGA 35, 1.89% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Series SGB 09, 1.89% (Liquidity Facility Societe Generale) (b)(d)	900	900
Series SGB 11, 1.89% (Liquidity Facility Societe Generale) (b)(d)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,000	3,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.9%, LOC Bank of America NA, VRDN (b)	2,715	2,715
		73,785
West Virginia - 0.1%
West Virginia Univ. Revs. Participating VRDN Series Putters 698, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,400	2,400
Wisconsin - 1.8%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,800	2,800
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,575	3,575
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,495	2,495
Series MS 901, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	5,245	5,245
Series PT 2502, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,045	8,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Participating VRDN: - continued
Series PT 967, 1.88% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	$ 8,925	$ 8,925
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 917, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	5,560	5,560
Series Putters 399, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,245	3,245
		39,890
	Shares
Other - 0.7%
Fidelity Tax-Free Cash Central Fund, 1.83% (a)(c)	15,986,800	15,987
TOTAL INVESTMENT PORTFOLIO - 95.3%		2,166,208
NET OTHER ASSETS - 4.7%		106,728
NET ASSETS - 100%		$ 2,272,936
Total Cost for Federal Income Tax Purposes $ 2,166,208
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,970,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 2,000
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 2,825
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 1,100
Security	Acquisition Date	Cost (000s)
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/04	$ 1,000
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 3,970
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	7/16/04	$ 3,075

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

January 31, 2005

MM-QTLY-0305

1.813076.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 36.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.8%
Washington Mutual Bank, California
5/3/05	2.69%	$ 95,000	$ 95,000
5/6/05	2.55	50,000	50,000
6/13/05	2.70	65,000	65,000
			210,000
London Branch, Eurodollar, Foreign Banks - 16.1%
Barclays Bank PLC
2/3/05	1.95	25,000	25,000
2/28/05	1.93	100,000	100,000
3/8/05	2.39	50,000	50,000
4/11/05	2.48	75,000	75,000
BNP Paribas SA
2/28/05	2.33	110,000	110,000
Calyon
2/28/05	1.94	100,000	100,000
4/15/05	2.52	115,000	115,000
4/18/05	2.53	135,000	135,000
5/17/05	2.60	50,000	50,000
Danske Bank AS
2/1/05	2.28	50,000	50,000
Dresdner Bank AG
2/1/05	2.02	50,000	50,000
HBOS Treasury Services PLC
3/17/05	2.46	100,000	100,000
3/22/05	2.50	65,000	65,000
HSBC Bank PLC
4/25/05	2.65	50,000	50,000
Landesbank Hessen-Thuringen
2/28/05	1.95	100,000	100,000
5/3/05	2.67	25,000	24,996
5/3/05	2.68	145,000	145,000
Nationwide Building Society
2/10/05	2.36	50,000	49,998
Norddeutsche Landesbank Girozentrale
3/22/05	2.51	100,000	100,000
Societe Generale
3/7/05	2.00	150,000	150,000
4/21/05	2.55	50,000	50,000
5/20/05	2.61	50,000	50,000
12/22/05	3.00	25,000	25,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
Unicredito Italiano Spa
2/28/05	2.03%	$ 100,000	$ 100,000
			1,869,994
New York Branch, Yankee Dollar, Foreign Banks - 18.7%
Banco Bilbao Vizcaya Argentaria SA
3/1/05	2.34 (b)	15,000	15,000
3/23/05	2.47 (b)	30,000	29,999
Bank of Tokyo-Mitsubishi Ltd.
2/22/05	2.49	60,000	60,000
3/21/05	2.52	35,000	35,000
5/3/05	2.70	115,000	115,000
Barclays Bank PLC
2/25/05	2.46 (b)	30,000	29,997
BNP Paribas SA
2/22/05	2.44 (b)	120,000	119,977
4/15/05	2.53	100,000	100,000
4/26/05	2.65	50,000	50,000
7/1/05	2.80	110,000	110,000
7/1/05	2.83	75,000	75,000
Calyon
2/14/05	2.37 (b)	60,000	59,991
Canadian Imperial Bank of Commerce
2/15/05	2.53 (b)	85,000	85,000
2/28/05	2.52 (b)	50,000	49,996
Credit Agricole Indosuez
4/22/05	2.69 (b)	20,000	20,002
Deutsche Bank AG
3/3/05	2.38 (b)	75,000	75,000
Dresdner Bank AG
7/18/05	2.86	25,000	25,000
HBOS Treasury Services PLC
2/3/05	2.38 (b)	100,000	100,000
3/4/05	2.39 (b)	150,000	150,000
Landesbank Baden-Wuerttemberg
2/25/05	2.31 (b)	90,000	89,992
2/28/05	2.32 (b)	10,000	9,998
3/7/05	2.37 (b)	15,000	15,000
Landesbank Hessen-Thuringen
4/5/05	2.48 (b)	30,000	29,994
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
2/14/05	2.38% (b)	$ 100,000	$ 99,989
3/17/05	2.41 (b)	90,000	89,985
Societe Generale
2/8/05	2.35 (b)	45,000	44,999
2/18/05	2.41 (b)	95,000	94,987
Toronto-Dominion Bank
2/2/05	2.25	45,000	45,000
UBS AG
4/4/05	2.47 (b)	128,000	127,973
Unicredito Italiano Spa
2/14/05	2.21 (b)	45,000	44,992
3/21/05	2.45 (b)	50,000	49,993
4/14/05	2.57 (b)	50,000	49,993
4/27/05	2.63 (b)	65,000	64,991
			2,162,848
TOTAL CERTIFICATES OF DEPOSIT			4,242,842
Commercial Paper - 23.6%

Alliance & Leicester PLC
4/18/05	2.54	15,000	14,920
Bank of America Corp.
3/16/05	2.06	115,000	114,720
4/5/05	2.16	50,000	49,813
Bank of Ireland
3/8/05	2.03	100,000	99,805
5/24/05	2.55	50,000	49,609
Capital One Multi-Asset Execution Trust
2/7/05	2.40	25,000	24,990
Charta LLC
2/1/05	2.15	25,000	25,000
Citibank Credit Card Master Trust I (Dakota Certificate Program)
2/8/05	2.37	63,000	62,971
3/17/05	2.53	80,000	79,754
3/22/05	2.50	15,000	14,949
Clipper Receivables LLC
4/21/05	2.65	50,000	49,711
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Dexia Delaware LLC
5/24/05	2.55%	$ 25,000	$ 24,804
Dresdner U.S. Finance, Inc.
4/25/05	2.66	45,000	44,726
Edison Asset Securitization LLC
2/1/05	1.89	50,000	50,000
Emerald (MBNA Credit Card Master Note Trust)
3/17/05	2.52	20,000	19,939
3/23/05	2.54	25,000	24,912
Fairway Finance Corp.
4/21/05	2.65	32,799	32,610
General Electric Capital Corp.
2/1/05	1.89	100,000	100,000
2/9/05	1.89	50,000	49,979
General Electric Capital Services, Inc.
2/10/05	1.87	100,000	99,954
Govco, Inc.
2/1/05	2.28	30,000	30,000
Grampian Funding Ltd.
2/18/05	1.93	55,000	54,950
4/18/05	2.51	20,000	19,895
4/25/05	2.64	152,000	151,082
HBOS Treasury Services PLC
2/1/05	2.14	50,000	50,000
Jupiter Securitization Corp.
6/10/05	2.66	25,000	24,765
K2 (USA) LLC
3/14/05	2.03	50,000	49,886
4/25/05	2.65	60,000	59,636
Kitty Hawk Funding Corp.
2/15/05	1.89	10,000	9,993
Morgan Stanley
2/1/05	2.58 (b)	255,000	254,998
Motown Notes Program
2/1/05	2.16	45,000	45,000
2/2/05	2.38	20,000	19,999
2/8/05	2.37	113,000	112,948
3/16/05	2.51	10,000	9,970
3/21/05	2.50	29,000	28,904
3/22/05	2.52	115,000	114,607
3/28/05	2.60	30,000	29,881
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Motown Notes Program - continued
4/19/05	2.65%	$ 25,000	$ 24,859
4/20/05	2.65	50,000	49,715
4/25/05	2.66	30,000	29,817
5/3/05	2.71	25,000	24,830
5/4/05	2.71	25,000	24,828
Nationwide Building Society
4/25/05	2.65	100,000	99,394
Newcastle (Discover Card Master Trust)
2/3/05	2.31	30,000	29,996
5/2/05	2.71	15,000	14,899
Paradigm Funding LLC
2/7/05	2.36 (b)	40,000	40,000
Park Granada LLC
2/8/05	2.25	50,000	49,978
2/10/05	2.26	10,000	9,994
3/21/05	2.53	40,000	39,866
3/22/05	2.55	15,238	15,185
Santander Finance, Inc.
5/20/05	2.50	30,000	29,778
6/8/05	2.62	50,000	49,543
Scaldis Capital LLC
4/25/05	2.65	9,669	9,610
Westpac Capital Corp.
3/22/05	2.38	15,000	14,952
3/23/05	2.38	85,000	84,721
TOTAL COMMERCIAL PAPER			2,741,645
Federal Agencies - 3.7%

Fannie Mae - 1.5%
Agency Coupons - 1.5%
3/29/05	1.40	100,000	100,000
5/3/05	1.40	25,000	25,000
5/13/05	1.59	50,000	50,000
			175,000
Federal Home Loan Bank - 2.2%
Agency Coupons - 2.2%
3/11/05	1.44	39,950	39,950
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
3/13/05	2.32% (b)	$ 100,000	$ 99,892
5/2/05	2.63 (b)	112,000	111,884
			251,726
TOTAL FEDERAL AGENCIES			426,726
Master Notes - 3.0%

Bear Stearns Companies, Inc.
2/14/05	2.49 (d)	25,000	25,000
Goldman Sachs Group, Inc.
2/7/05	2.40 (b)(d)	32,000	32,000
2/11/05	2.33 (b)(d)	133,000	133,000
2/11/05	2.49 (b)(d)	7,000	7,000
2/14/05	2.13 (d)	69,000	69,000
4/12/05	2.12 (d)	80,000	80,000
TOTAL MASTER NOTES			346,000
Medium-Term Notes - 14.3%

Allstate Life Global Funding II
2/8/05	2.41 (a)(b)	10,000	10,000
2/15/05	2.47 (a)(b)	10,000	10,000
2/15/05	2.51 (a)(b)	10,000	10,000
American Express Credit Corp.
2/7/05	2.45 (b)	50,000	50,004
ASIF Global Financing XXX
2/23/05	2.51 (a)(b)	55,000	55,000
Bank of Scotland Treasury Services PLC
3/14/05	2.53 (a)(b)	25,000	25,002
Bank One NA, Chicago
3/24/05	2.55 (b)	30,000	30,005
Bayerische Landesbank Girozentrale
2/19/05	2.30 (b)	90,000	90,000
Descartes Funding Trust
2/15/05	2.48 (b)	20,000	20,000
First Tennessee Bank NA, Memphis
2/7/05	2.17 (b)	60,000	59,999
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
First Tennessee Bank NA, Memphis - continued
3/1/05	2.40% (b)	$ 30,000	$ 30,005
GE Capital Assurance Co.
2/1/05	2.54 (b)(d)	25,000	25,000
General Electric Capital Corp.
2/1/05	2.54 (b)(d)	20,000	20,000
2/7/05	2.39 (b)	140,000	140,000
2/9/05	2.52 (b)	93,500	93,534
2/17/05	2.58 (b)	100,000	100,028
Hartford Life Global Funding Trust
2/15/05	2.53 (b)	40,000	40,000
HBOS Treasury Services PLC
2/21/05	2.39 (a)(b)	10,000	10,004
3/24/05	2.55 (b)	85,000	85,000
Household Finance Corp.
2/18/05	2.41 (b)	40,000	40,028
3/16/05	2.60 (b)	15,000	15,009
JPMorgan Chase & Co.
3/7/05	2.69 (b)	12,000	12,003
Morgan Stanley
2/1/05	2.61 (b)	14,000	14,000
2/4/05	2.39 (b)	20,000	20,000
2/15/05	2.48 (b)	33,000	33,000
2/15/05	2.60 (b)	31,500	31,525
2/28/05	2.59 (b)	57,000	57,003
National City Bank
3/1/05	2.32 (b)	75,000	74,993
Pacific Life Global Funding
2/4/05	2.38 (a)(b)	22,500	22,500
2/14/05	2.43 (b)	5,000	5,000
RACERS
2/22/05	2.52 (a)(b)	95,000	95,000
Royal Bank of Canada
2/10/05	2.43 (b)	10,000	10,000
SBC Communications, Inc.
6/5/05	2.39 (a)	25,000	25,142
SLM Corp.
2/1/05	2.45 (a)(b)	50,000	50,000
Verizon Global Funding Corp.
3/15/05	2.60 (b)	100,000	100,001
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Wells Fargo & Co.
2/2/05	2.44% (b)	$ 35,000	$ 35,000
2/15/05	2.45 (b)	100,000	100,000
Westpac Banking Corp.
3/11/05	2.45 (b)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			1,663,785
Short-Term Notes - 2.7%

Hartford Life Insurance Co.
3/1/05	2.55 (b)(d)	20,000	20,000
Jackson National Life Insurance Co.
4/1/05	2.70 (b)(d)	25,000	25,000
Metropolitan Life Insurance Co.
2/1/05	2.32 (b)(d)	10,000	10,000
2/28/05	2.60 (a)(b)	15,000	15,000
4/1/05	2.75 (b)(d)	35,000	35,000
Monumental Life Insurance Co.
2/1/05	2.56 (b)(d)	18,000	18,000
2/1/05	2.59 (b)(d)	20,000	20,000
New York Life Insurance Co.
4/1/05	2.69 (b)(d)	75,000	75,000
Pacific Life Insurance Co.
3/11/05	2.62 (b)(d)	15,000	15,000
Transamerica Occidental Life Insurance Co.
2/1/05	2.33 (b)(d)	40,000	40,000
Travelers Insurance Co.
2/17/05	2.41 (b)(d)	15,000	15,000
2/20/05	2.24 (b)(d)	5,000	5,000
4/1/05	2.67 (b)(d)	25,000	25,000
TOTAL SHORT-TERM NOTE			318,000
Repurchase Agreements - 17.0%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 1/31/05 due 2/1/05 At:
2.51%	$ 49,783	49,780
2.53%	179,013	179,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
Banc of America Securities LLC At:
2.55%, dated 1/31/05 due 2/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $12,232,409,014, 0% - 10.94%, 12/6/05 - 2/14/41)	$ 259,018	$ 259,000
2.58%, dated 1/31/05 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $149,627,299, 5.13% - 9.88%, 8/15/05 - 7/15/33)	157,011	157,000
Citigroup Global Markets, Inc. At:
2.56%, dated 1/31/05 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $277,390,626, 1.87% - 10.15%, 6/15/05 - 10/15/49)	282,020	282,000
2.6%, dated 1/31/05 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $374,428,883, 2.87% - 9.7%, 6/15/05 - 12/27/34)	300,022	300,000
Goldman Sachs & Co. At:
2.6%, dated 1/31/05 due 2/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $20,664,090, 2.86%, 1/1/35)	20,001	20,000
2.62%, dated 11/22/04 due 2/18/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $283,463,995, 4.34% - 8.34%, 12/15/09 - 12/10/35) (b)(c)	241,537	240,000
Lehman Brothers, Inc. At:
2.58%, dated 1/31/05 due 2/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,733,458,090, 0% - 15.51%, 3/25/05 - 2/25/35)	111,008	111,000
2.62%, dated 1/31/05 due 2/1/05 (Collateralized by Equity Securities valued at $392,737,785)	374,027	374,000
TOTAL REPURCHASE AGREEMENTS		1,971,780
TOTAL INVESTMENT PORTFOLIO - 100.9%		11,710,778
NET OTHER ASSETS - (0.9)%		(100,991)
NET ASSETS - 100%		$ 11,609,787
Total Cost for Federal Income Tax Purposes $ 11,710,778
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $327,648,000 or 2.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $694,000,000 or 6.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 2.49%, 2/14/05	1/11/05	$ 25,000
GE Capital Assurance Co. 2.54%, 2/1/05	7/30/04	$ 25,000
General Electric Capital Corp. 2.54%, 2/1/05	4/1/04	$ 20,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 2.12%, 4/12/05	9/14/04	$ 80,000
2.13%, 2/14/05	9/30/04	$ 69,000
2.33%, 2/11/05	8/11/04	$ 133,000
2.4%, 2/7/05	1/6/05	$ 32,000
2.49%, 2/11/05	1/13/05	$ 7,000
Hartford Life Insurance Co. 2.55%, 3/1/05	12/16/03	$ 20,000
Jackson National Life Insurance Co. 2.7%, 4/1/05	3/31/03	$ 25,000
Metropolitan Life Insurance Co.: 2.32%, 2/1/05	2/24/03	$ 10,000
2.75%, 4/1/05	3/26/02	$ 35,000
Monumental Life Insurance Co.: 2.56%, 2/1/05	7/31/98 - 9/17/98	$ 18,000
2.59%, 2/1/05	3/12/99	$ 20,000
New York Life Insurance Co. 2.69%, 4/1/05	2/28/02	$ 75,000
Pacific Life Insurance Co 2.62%, 3/11/05	3/10/03	$ 15,000
Transamerica Occidental Life Insurance Co. 2.33%, 2/1/05	4/28/00	$ 40,000
Travelers Insurance Co.: 2.24%, 2/20/05	8/19/04	$ 5,000
2.41%, 2/17/05	5/10/04	$ 15,000
2.67%, 4/1/05	3/26/04	$ 25,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

January 31, 2005

UST-QTLY-0305

1.813078.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 9.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 7.7%
3/24/05	1.95%	$ 25,000	$ 24,931
4/7/05	2.00	20,000	19,929
4/21/05	2.02	40,000	39,825
4/28/05	2.05	40,000	39,806
4/28/05	2.10	25,000	24,876
			149,367
U.S. Treasury Notes - 1.6%
2/28/05	1.25	23,625	23,629
3/31/05	1.50	8,000	8,001
			31,630
TOTAL U.S. TREASURY OBLIGATIONS			180,997
Repurchase Agreements - 90.8%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 1/31/05 due 2/1/05 At:
2.44% (a)	$ 49,296	49,293
2.48% (a)	1,417,098	1,417,000
With:
Banc of America Securities LLC At 2.2%, dated 1/24/05 due 2/2/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $102,359,000, 2.25% - 3.13%, 4/30/06 - 1/31/07)	100,055	100,000
Barclays Capital, Inc. At 2.18%, dated 1/12/05 due 2/3/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $67,000,000, 3.63%, 4/15/28)	100,133	100,000
Morgan Stanley & Co., Inc. At 2.2%, dated 1/20/05 due 2/2/05 (Collateralized by Corporate Obligations with principal amounts of $91,606,058, 7.88%, 5/15/11)	100,079	100,000
TOTAL REPURCHASE AGREEMENTS		1,766,293
TOTAL INVESTMENT PORTFOLIO - 100.1%		1,947,290
NET OTHER ASSETS - (0.1)%		(2,888)
NET ASSETS - 100%		$ 1,944,402
Total Cost for Federal Income Tax Purposes $ 1,947,290
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$49,293 due 2/1/05 at 2.44%
Banc of America Securities LLC.	$ 5,011
Barclays Capital Inc.	11,626
Dresdner Kleinwort Wasserstein Securities LLC	8,018
Lehman Brothers Inc..	19,645
State Street Bank and Trust Company..	4,993
$ 49,293
$1,417,000 due 2/1/05 at 2.48%
ABN AMRO Bank, N.Y. - New York Branch	$ 193,227
Barclays Capital Inc.	193,227
Bear Stearns & Co. Inc.	289,841
Credit Suisse First Boston LLC	96,614
Deutsche Bank Securities Inc.	48,307
Merrill Lynch Government Securities, Inc.	396,116
Morgan Stanley & Co. Incorporated.	104,987
UBS Securities LLC	94,681
$ 1,417,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005